Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The accompanying condensed consolidated financial statements include the assets, liabilities, and expenses of the Company. All significant intercompany transactions and balances have been eliminated in consolidation.

Principles of consolidation

The accompanying Consolidated Financial Statements include the assets, liabilities and expenses of Panbela Therapeutics, Inc. and our direct and indirect subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates, particularly given the significant social and economic disruptions and uncertainties with the ongoing pandemic and control responses.

Use of estimates

The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Research and Development Expense, Policy [Policy Text Block]

Research and development costs

Research and development costs include expenses incurred in the conduct of our clinical trials; for third-party service providers performing various testing and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of drug product for our product candidates for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our product candidates; personnel costs, including salaries, benefits and share-based compensation; and costs to license and maintain licensed intellectual property.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are, and will be, performed at clinical trial sites and are administered jointly by us with assistance from CROs. Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

The cost to secure certain third-party drug product for the clinical trials, which is often paid for in advance of delivery, is charged to research and development when it is received and available to be shipped to clinical sites.

All material CRO contracts are terminable by us upon written notice, and we are generally only liable for actual effort expended by the CROs and certain non-cancelable expenses incurred at any point of termination.

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no alternative future use of the intellectual property subject to the license.

Research and development costs

Research and development costs include expenses incurred in the conduct of our human clinical trials, for third-party service providers performing various testing and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of the SBP-101, Flynpovi and CPP-1X compounds for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our product candidates; personnel costs, including salaries, benefits and share-based compensation; and costs to license and maintain our licensed intellectual property.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are performed at clinical trial sites and are administered jointly by us with assistance from CROs. Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as site openings, patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

Research and development costs also include IPR&D. This asset was acquired from the security holders of CPP and written off to research and development expense immediately subsequent to the asset acquisition.

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no alternative future use of the intellectual property subject to the license.

Share-Based Payment Arrangement [Policy Text Block]

Stock-based compensation

In accounting for stock-based incentive awards, we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the fair value of those awards on the grant date. Calculating stock-based compensation expense requires the input of highly subjective assumptions, which represent our best estimates and involve inherent uncertainties and the application of management’s judgment. Compensation cost is recognized ratably using the straight-line attribution method over the vesting period, which is considered to be the requisite service period. Compensation expense for performance-based stock option awards is recognized when “performance” has occurred or is probable of occurring.

The fair value of stock-based awards is estimated at the date of grant using the Black-Scholes option pricing model. The determination of the fair value of stock-based awards is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility rates are based on historical company share price volatility. The assumed dividend yield is zero, as we do not expect to declare any dividends in the future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

Stock-based compensation

In accounting for stock-based incentive awards, we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the vesting period, which is considered to be the requisite service period. We record forfeitures in the periods in which they occur. The compensation expense for performance-based stock option awards is recognized when “performance” has occurred or is probable of occurring.

The fair value of stock-based awards is estimated at the date of grant using the Black-Scholes option pricing model. The determination of the fair value of stock-based awards is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility rates are based primarily on the volatility rates of the Company’s common stock. The assumed dividend yield is zero, as we do not expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

The fair value of restricted stock units is calculated as the fair value of the underlying common stock as of the date of grant.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation adjustments

The functional currency of Panbela Therapeutics Pty Ltd is the Australian Dollar. Accordingly, assets and liabilities, and equity transactions of Panbela Therapeutics Australia Pty Ltd, are translated into U.S. dollars at period-end exchange rates. Revenues and expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive loss presented within the stockholders’ equity. During the six-month periods ended June 30, 2024 and 2023, any reclassification adjustments from accumulated other comprehensive loss to operations were inconsequential.

Foreign currency translation

The functional currency of Panbela Therapeutics Pty Ltd is the Australian Dollar (“AUD”). Accordingly, assets and liabilities, and equity transactions of Panbela Therapeutics Pty Ltd are translated into U.S. dollars at period-end exchange rates. Expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive gain (loss) in the Consolidated Statements of Operations and Comprehensive Loss. During the years ended December 31, 2023 and 2022, any reclassification adjustments from accumulated other comprehensive gain to operations were inconsequential.

The Company records transactions denominated in foreign currencies at the exchange rate in effect on that date. Fluctuations between the transaction date and settlement date are recognized as transaction gain/loss.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive loss Comprehensive loss consists of our net loss and the effects of foreign currency translation.
Earnings Per Share, Policy [Policy Text Block]

Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is based on the weighted average of common shares outstanding during the period plus dilutive potential common shares calculated using the treasury stock method. Such potentially dilutive shares are excluded when the effect is anti-dilutive or reduce a net loss per share. The Company’s potentially dilutive shares, which include outstanding common stock options, and warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

The following table sets forth the potential shares of common stock that were not included in the calculation of diluted net loss per share as their effects would have been anti-dilutive as of the dates indicated:

	June 30,
	2024	2023
Employee and non-employee stock options	607	607
Common stock issuable under common stock purchase warrants	9,090,939	10,139
	9,091,546	10,746

Net loss per share

We compute net loss per share by dividing our net loss (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period, if any, are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Our diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

For the year ended December 31, 2023 the numerator was adjusted by the cost of the warrant inducement of approximately $9.1 million.

The following outstanding potential common shares were not included in the diluted net loss per share calculations as their effects were not dilutive:

	December 31,
	2023	2022
Employee and non-employee stock options	607	104
Common stock issuable under common stock purchase warrants	345,956	1,483
	346,563	1,587

Basis of Accounting, Policy [Policy Text Block]

Basis of presentation

We have prepared the accompanying Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Our fiscal year ends on December 31.

Business Combinations Policy [Policy Text Block]

Business Combinations and Asset Acquisition

We account for acquired businesses using the acquisition method of accounting, which requires that the assets acquired, and liabilities assumed be recorded at the date of acquisition at their respective fair values if the acquisition meets the definition of a business combination. If the acquisition does not meet the definition of a business combination, then it is accounted for as an asset acquisition and the purchase consideration is allocated to the acquired assets.

ASC 805, Business Combinations, provides a model for determining whether an acquisition represents a business combination. In order to be a business, the integrated set of activities of the acquired entity needs to have an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired entity must also pass the “Screen Test” which involves determining whether the acquisition represents an in-substance asset acquisition based on whether the fair value of the gross assets acquired is “substantially all” concentrated in a single asset or group of similar assets. This evaluation excludes certain acquired assets such as cash, deferred taxes, and goodwill associated with deferred taxes, but includes all other gross assets, including any consideration transferred in excess of the identified assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. Cash is deposited in demand accounts at commercial banks. At times, such deposits may be in excess of insured limits. As of December 31, 2023, $2.3 million of the Company’s cash was in excess of insured limits. The Company has not experienced any losses on its deposits of cash.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and cash equivalents Cash equivalents include short-term, highly liquid investments with maturities of three months or less.
Other Non-current Assets [Policy Text Block]

Other noncurrent assets

Other noncurrent assets are comprised primarily of long-term deposits with contract research organizations (“CROs”). These amounts are recognized as operating expenses or research and development expense as the trial is completed.

Clinical Trial Accruals [Policy Text Block]

Clinical Trial Accruals

Costs for preclinical studies and clinical trial activities are recognized based on an evaluation of the vendors’ progress towards completion of specific tasks, using data such as clinical site activations, patient enrollment or information provided to the Company by its vendors regarding their actual costs incurred. Payments for these activities are based on the terms of individual contracts and payment timing may differ significantly from the period in which the services are performed. The Company determines accrual estimates through reports from and discussions with applicable personnel and outside service providers as to the progress or state of completion, or the services completed. The Company’s estimates of accrued expenses as of each balance sheet date are based on the facts and circumstances known at the time.

Income Tax, Policy [Policy Text Block]

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the Consolidated Financial Statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted rates, for each of the jurisdictions in which the Company operates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized. The Company has provided a full valuation allowance against the gross deferred tax assets as of December 31, 2023 and 2022. The Company’s policy is to classify interest and penalties related to income taxes as income tax expense in the Consolidated Statements of Operations and Comprehensive Loss.

Reclassification, Comparability Adjustment [Policy Text Block]

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. Specifically, we reclassified $0.1 million of prepaid expenses from current to non-current as of December 31, 2022.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07: Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. This update will improve reportable segment disclosure requirements by enhancing disclosures around significant segment expenses and disclosures around the CODM, pertaining to what measures are used to evaluate profit or loss and such measures are used in assessing segment performance. These amendments will improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities. ASU 2023-07 is effective for public entities' fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company only has one reportable segment and thus, the adoption of this ASU will not have a material impact on the financial statements and related disclosures.

Recently Adopted Accounting Pronouncements Not Yet Adopted

Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions

In June 2022, the FASB issued ASU 2022-03, ASC Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The FASB is issuing this Update (1) to clarify the guidance in Topic 820,

Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ended December 31, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.